Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Effective Income Tax Rate Reconciliation, Percent			23.70%	33.10%	22.90%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent			0.00%	7.80%	1.20%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			0.20%	2.80%	0.30%
Effective Income Tax Rate Reconciliation, Tax Credit, Federal, Percent			3.30%
Deferred Income Tax Liabilities, Net	$ 31,481		$ 24,320	$ 31,481
Tax Credit Carryforward, Valuation Allowance			4,900
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations			13	$ 9
Forecast [Member]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		$ 500
California Franchise Tax Board [Member]
Tax Credit Carryforward, Amount			1,500
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount			1,300
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount			$ 2,100
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			(3.00%)	2.50%
Valuation Allowance Against State Tax Credits [Member]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	7.80%		0.00%	9.00%